Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2019
Changes In Liabilities Arising From Financing Activities [Abstract]
Changes in Liabilities Arising from Financing Activities
23.	CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES

For the year ended December 31, 2019

			Non-cash Changes
	Opening Balance	Financing Cash Flows	New Finance Leases	Other Changes	Closing Balance
Lease liabilities	$323,850	$(243,265)	$882,670	$(207,877)	$755,378